UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended March 31, 2010 (unaudited)

	Principal amount/shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Obligations - 98.0%
Chemical Industry - 5.0%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	$1,639,183

Communications - 20.1%
Deutsche Telecom Int. Fin., 8.500%, due June 15, 2010	450,000	456,654
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	1,063,265
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,569,882
AT&T, 5.100%, due September 15, 2014	1,250,000	1,352,429
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	1,901,720
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	267,880
Total Communications		6,611,830

Consumer, Cyclical - 11.1%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	111,944
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,082,864
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,341,905
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,133,532
Total Consumer, Cyclical		3,670,245

Consumer, Non-cyclical - 11.3%
Clorox Company, 6.125%, due February 1, 2011	1,000,000	1,041,730
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,072,489
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	789,253
McDonald's Corp., 5.300%, due March 15, 2017	500,000	538,592
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	280,038
Total Consumer, Non-cyclical		3,722,102

Energy - 14.5%
Smith International Inc., 6.750%, due February 15, 2011	500,000	518,507
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	84,609
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,444,309
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,136,586
Transocean Sedco Forex Inc., 7.375%, due April 15, 2018	1,350,000	1,580,967
Total Energy		4,764,978

Financial - 3.2%
John Deere Capital Corp., 3.500%, due October 15, 2010	500,000	507,880
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	546,220
Total Financial		1,054,100

Industrial - 12.0%
CSX Corp., 6.750%, due March 15, 2011	450,000	473,412
CSX Corp., 5.500%, due August 1, 2013	964,000	1,043,402
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,375,873
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,055,148
Total Industrial		3,947,835

Technology - 9.7%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,121,404
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,069,742
Total Technology		3,191,146

Trnasportation - 1.9%
FedEx Corp., 8.000%, due January 15, 2019	500,000	612,223

Utilities - 9.2%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,063,760
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	635,866
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,322,189
Total Utilities		3,021,815

Total U.S. Corporate Obligations (cost $29,896,875)		32,235,457

U. S. Common Stock - 1.6%
Computer Software & Services - 0.3%
Microsoft Corp.	3,640	106,606

Drug Industry - less than 1%
Sanofi-Aventis-ADR	600	22,416

Electric Utility - 0.4%
Consolidated Edison Inc.	600	26,724
Duke Energy Corp.	700	11,424
NSTAR	600	21,252
Progress Energy Inc.	600	23,616
Scana Corp.	700	26,313
Southern Company	600	19,896
Total Electric Utility		129,225

Exchange Traded Funds - 0.1%
iShares Investment Grade Corp. Bonds	200	21,155
SPDR Gold Trust	250	27,237
Total Exchange Traded Funds		48,392

Food Processing - less than 1%
Unilever PLC	800	23,424

Natural Gas (Diversified) - less than 1%
ONEOK Inc.	600	27,390

Petroleum Industry - less than 1%
Royal Dutch Shell PLC	400	21,896

Real Estate Investment Trust - 0.2%
AvalonBay Communities, Inc.	400	34,540
Ventas Inc.	600	28,488
Total Real Estate Investment Trust		63,028

Telecommunication Services - 0.2%
AT&T	800	20,672
CenturyTel Inc.	800	28,368
Verizon Communications	800	24,816
Total Telecommunication Services		73,856

Total Common Stock (cost $372,046)		516,233

Publicly Traded Partnerships - 0.4%
Chemicals-Specialty - less than 1%
Terra Nitrogen Company LP	100	7,578

Oil/Gas Distribution - 0.4%
Buckeye Partners LP	500	30,035
Energy Transfer Partners LP	600	28,116
Kinder Morgan Energy Partners	500	32,710
Plains All American Pipeline	400	22,760
Suburban Propane Partners LP	400	18,996
Total Oil/Gas Distribution		132,617

Total Publicly Traded Partnerships (cost $115,030)		140,195

Total Investments in Securities (identified cost $30,383,951)		$32,891,885

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2010:

	Level 1	Level 2	Level 3	Balance as of March 31, 2010

ASSETS
Investments
U.S. corporate obligations	$-	$32,235,457	$-	$32,235,457
Common stock	516,233	-	-	516,233
Publicly traded partnerships	140,195	-	-	140,195

	$656,428	$32,235,457	$-	$32,891,885

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the first fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 19, 2010